Submission	Dec. 02, 2025
Submission [Line Items]
Central Index Key	0001716947
Registrant Name	Ensysce Biosciences, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A